SHORT-TERM AND LONG-TERM BANK LOANS	12 Months Ended
Dec. 31, 2022
SHORT-TERM AND LONG-TERM BANK LOANS
SHORT-TERM AND LONG-TERM BANK LOANS

13.SHORT-TERM AND LONG-TERM BANK LOANS

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Short-term bank loans guaranteed by subsidiaries within the Group	40,000	—	—
Pledged short-term bank loans	369,995	73,128	10,603
Secured bank borrowings	120,500	110,142	15,969
	530,495	183,270	26,572
Long-term bank loans pledged by deposits	769,767	928,894	134,677
Total	1,300,262	1,112,164	161,249

During the years ended 2020, 2021 and 2022, the Group factored certain intercompany notes receivables with a total face value of RMB462,287, RMB475,491 and RMB110,142(US$ 15,969) to several domestic banks for total proceeds of RMB446,652, RMB462,170 and RMB108,365(US$15,711), respectively, at effective interest rates ranging from 1.40% to 5.20%. As these factoring of notes receivables was with recourse, the receivable factoring transaction did not qualify as a transfer of financial assets to be considered as a sale under ASC 860 and was accounted for as a secured borrowing and were recognized as secured bank borrowings included in “Short-term bank loans”.

Short-term bank loans consisted of several bank loans denominated in RMB. The total deposits in restricted cash pledged for short-term bank loans and secured bank borrowings was RMB439,285 and RMB191,642 (US$27,785) as of December 31, 2021 and 2022, respectively. The total accounts receivable pledged for short-term bank loans was RMB194,995 and nil as of December 31, 2021 and 2022, respectively. The weighted average interest rate for the outstanding borrowings as of December 31, 2021 and 2022, was 3.84% and 1.74%, respectively. The total intercompany notes receivable pledged for secured bank borrowings was RMB120,500 and RMB110,142 (US$15,969) as of December 31, 2021 and 2022, respectively.

Long-term bank loans were denominated in US$. The deposits in restricted cash pledged for long-term bank loans was RMB847,300 and RMB 998,800 (US$144,812) as of December 31, 2021 and 2022, respectively. Long-term bank loans amounted to RMB774,089 (US$112,232) will mature in 2024 and long-term bank loans amounted to RMB154,805 (US$22,445) will mature in 2025 The weighted average interest rate for the outstanding borrowings as of December 31, 2021 and 2022, was 1.75% and 1.06%, respectively.